TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2021
6. TAXES RECOVERABLE
6.	TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	December 31, 2021	December 31, 2020
VAT recoverable	$790	$2,328
GST recoverable	26	16
Income taxes recoverable	2,548	2,700
	$3,364	$5,044